The Glenmede Fund, Inc.

100 Huntington Avenue

Boston, MA 02116

January 13, 2015

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Glenmede Fund, Inc. (the “Glenmede Fund”)

Registration Nos. 33-22884/811-05577

Ladies and Gentlemen:

On behalf of the Glenmede Fund, enclosed for filing, pursuant to Rule 497(e) under the Securities Act of 1933, as amended, please find for filing exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the “Principal Investment Strategies” and the “Principal Investment Risks” in the Prospectus Supplement, dated December 29, 2014, for the International Portfolio filed under Rule 497(e).

Please do not hesitate to contact the undersigned at (617) 662-1741 if you have any questions.

Sincerely,

/s/ Bernard Brick
Bernard Brick
Assistant Secretary